Insurance Benefits and Claims Expenses - Summary of Insurance Benefits and Claims Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance death and other benefits	¥ 121,354	¥ 113,609	¥ 127,877
Accident and health claims and claim adjustment expenses	55,030	52,395	50,783
Increase in insurance contract liabilities	442,370	414,797	330,807
Total	618,754	580,801	509,467
Gross [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance death and other benefits	125,998	117,129	130,975
Accident and health claims and claim adjustment expenses	56,327	53,073	51,394
Increase in insurance contract liabilities	443,053	415,186	331,523
Total	625,378	585,388	513,892
Ceded [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance death and other benefits	(4,644)	(3,520)	(3,098)
Accident and health claims and claim adjustment expenses	(1,297)	(678)	(611)
Increase in insurance contract liabilities	(683)	(389)	(716)
Total	¥ (6,624)	¥ (4,587)	¥ (4,425)